Income Tax - Schedule of Reconciliations of PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate (Details) - China	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Share-based compensations	(1.51%)	(1.93%)	(3.27%)
Non-deductible expenses	(0.39%)	(0.38%)	(0.79%)
Prior year tax filing adjustment	1.93%	1.55%
Effect of different tax rate of subsidiary operation in other jurisdictions	0.07%	(0.76%)	(3.06%)
Preferential tax rate	(9.14%)
Effect of change in tax rate	(9.15%)
Changes in valuation allowance	(6.81%)	(23.48%)	(17.88%)